Note 9 - Employee Defined Contribution Plan	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
9.	Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company's PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company has no
legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were
$18
and
$39
for the
three
and
six
months ended
June 30, 2019
and were
$21
and
$47
for the
three
and
six
months ended
June 30, 2020,
respectively.